Employee Benefits Expenses (Including Directors' Emoluments) Directors' Emoluments (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Directors' Emoluments [Line Items]
Key management personnel compensation, fees				$ 1,060	$ 810	$ 927
Key management personnel compensation, salaries				2,724	2,350	2,337
Key management personnel compensation, discretionary bonuses	[1]				1,502	1,494
Key management personnel compensation, pension costs				136	117	117
Key management personnel compensation, other benefits	[2]			2,832	618	667
Key management personnel compensation, total		$ 7,000	$ 3,000	6,752	5,397	5,542
Executive Directors [Member] | Wong Ying Wai [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, salaries				2,724	2,350	2,337
Key management personnel compensation, discretionary bonuses	[1]				1,502	1,494
Key management personnel compensation, pension costs				136	117	117
Key management personnel compensation, other benefits	[2]			2,832	618	667
Key management personnel compensation, total				5,692	4,587	4,615
Non-Executive Directors [Member] | Charles Daniel Forman [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees				200	150	150
Key management personnel compensation, total				200	150	150
Independent Non-Executive Directors [Member] | Chiang Yun [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees				200	150	150
Key management personnel compensation, total				200	150	150
Independent Non-Executive Directors [Member] | Victor Patrick Hoog Antink [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees				230	180	180
Key management personnel compensation, total				230	180	180
Independent Non-Executive Directors [Member] | Steven Zygmunt Strasser [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees				230	180	180
Key management personnel compensation, total				230	180	180
Independent Non-Executive Directors [Member] | Kenneth Patrick Chung [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees				200	150	150
Key management personnel compensation, total				$ 200	$ 150	150
Independent Non-Executive Directors [Member] | Wang Sing [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees	[3]					117
Key management personnel compensation, total	[3]					$ 117

[1]	The discretionary bonuses are determined by reference to the individual performance of the Directors and the Chief Executives and the Group’s performance, and approved by the Remuneration Committee.
[2]	Other benefits mainly include the share options and restricted share units under the Equity Award Plan, accommodation, meals, home visit travel costs and medical insurance. The value of the share options and restricted share units granted to the Directors represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.
[3]	Wang Sing was appointed as an Independent Non-Executive Director with effect from July 14, 2017 and resigned as an Independent Non-Executive Director with effect from October 11, 2018.